Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 30, 2012
Disclosure Income Taxes [Abstract]
Net increase to the valuation allowance	$ 6,221
Valuation allowance recognized in income	11,548
Valuation allowance recognized in accumulated other comprehensive loss	(5,658)
Valuation allowance recognized in discontinued operations	331
Federal tax rate	34.00%
Expected federal tax benefit	10,405
Effective tax	0
Federal valuation allowance, tax effect	10,032
Non-deductible expenses, tax effect	280
Deferred tax benefits that expired, tax effect	93
Unrecognized tax benefits	$ 4,677	$ 4,677